LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2024
LONG-TERM INVESTMENTS.
LONG-TERM INVESTMENTS

5.LONG-TERM INVESTMENTS

Long-term investments are mainly comprised of investments in marketable debt securities, debt investments in investees’ preferred shares, equity investment without readily determinable fair values, equity method investments, term deposits and certificate of deposits. The following is a summary of long-term investments:

	Year ended December 31,
	2022	2023	2024
Investments in marketable debt securities (note 6)	50,471	1,933	58,373
Debt investments in investees’ preferred shares (note 5a) and (note 6)	29,702	49,307	35,076
Equity investment without readily determinable fair values	480	472	465
Equity method investment (note 5b)	—	—	15,368
Term deposits and certificate of deposits (note 6)	—	—	21,517
Total	80,653	51,712	130,799

(a) Debt investments in investees’ preferred shares

In January 2021, the Group invested in the convertible redeemable preferred shares of a private company which engaged in graphics processing unit (“GPU”) computing technology and service at the amount of $4.0 million.

In July 2022 and April 2023, the Group invested in the convertible redeemable preferred shares of a company engaged in the app-based ride-hailing vehicle business at cash consideration of $15.0 million and $15.0 million, respectively. Considering the substantive redemption rights, the Group classified these investments as available-for-sale investments, recorded under long-term investments on the consolidated balance sheets as of December 31, 2022 and 2023. In July 2024, along with the listing of the investee, the Group’s preferred shares in the investee were automatically converted into ordinary shares, and the Group measured the fair value of its investments in ordinary shares using the market approach based on the quoted stock price of the investee and has classified it as Level 1 measurement. Since the Group does not intend to hold the listed common shares more than twelve months, the investment of $38.7 million has been reclassified to short-term investments as equity investment with readily determinable fair values since the investee’s listing date. As of December 31, 2024, the balance of this investment of $19.7 million was recorded in the short-term investments. For the years ended December 31, 2024, $17.2 million unrealized loss was recorded in other income (expenses), net.

For the years ended December 31, 2022, 2023, and 2024, $5.6 million, $4.8 million and $24.7 million unrealized gain was recorded in other comprehensive income, respectively.

These available-for-sale debt investments are carried at fair value. The Group uses backsolve method with significant unobservable inputs to measure the fair value of the investments (Level 3), which primarily include the recent transaction price of the underlying private company’s securities and discount for lack of marketability (“DLOM”).

5.LONG-TERM INVESTMENTS (continued)

As of December 31, 2022, 2023 and 2024, no impairment indicator was identified associated with the available for-sale debt investments.

The following table summarizes the activities related to fair value of the debt investments in investees’ preferred shares, which are recorded as available-for-sale investments:

	Year ended December 31,
	2022	2023	2024
Fair value of available-for-sale debt investments at the beginning of the year (Level 3)	10,110	29,702	49,307
Additions – initial investment	15,000	15,000	—
Reclass to short-term investments (note 5a)	—	—	(38,738)
Change in fair value	5,620	4,828	24,736
Foreign currency translation adjustment	(1,028)	(223)	(229)
Fair value of available-for-sale debt investments at the end of the year (Level 3)	29,702	49,307	35,076

(b) Equity method investment

In May and September 2024, the Group paid $1.6 million and $2.6 million in cash, respectively, to a joint venture as initial investment in its common shares, to subscribe 50% equity rights of the investee, to advance the future mass production and large-scale deployment of fully driverless vehicles. Since the Group can exercise significant influence over the joint venture, and does not have a controlling interest, this investment is accounted for using the equity method.

In November 2024, the Group, as a limited partner, paid $11.2 million in cash to a fund as initial investment, to subscribe 99.9% equity rights of the fund for future investment in automation driving industry. Since the Group can exercise significant influence over the fund, in which all partners have veto rights, and the Group does not have a controlling interest, this investment is accounted for using the equity method.